Putnam Investments
One Post Office Square
Boston, MA 02109
February 1, 2013

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam U.S. Government Income Trust (Reg. No. 2-87634) (811-03897)
Post-Effective Amendment No. 35 to Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No 35 to the Fund’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on January 25, 2013.

Comments or questions concerning this certificate may be directed to Jesse Ritter at 1-800-225-2465, ext. 17006.

Very truly yours,

Putnam U.S. Government Income Trust

By:	/s/ Jonathan S. Horwitz

Jonathan S. Horwitz
Executive Vice President, Principal Executive
Officer and Compliance Liaison

cc:     James E. Thomas, Esq.